CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net Loss	$ (28,582,981)	$ (30,200,182)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	78,045	(220,513)
Comprehensive Loss	$ (28,504,936)	$ (30,420,695)